Shareholder Report, Average Annual Return (Details)	12 Months Ended	31 Months Ended
	Aug. 31, 2024	Aug. 31, 2024
Clockwise Core Equity & Innovation ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	40.79%	10.50%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%	12.62%
Clockwise Core Equity & Innovation ETF - at Market [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	40.69%	10.50%